7. Share-based payments (Details 2) - Nonemployee Common stock warrants - Fully-vested [Member] - USD ($)	12 Months Ended
Dec. 31, 2014
Number of Warrants
Outstanding, Beginning	2,203,374
Granted	7,266,666
Exercised	(781,805)
Forfeited or expired	(200,000)
Outstanding, Ending	8,488,235
Exercisable, Ending	8,488,235
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.38
Granted	0.74
Exercised	0.31
Forfeited or expired	0.31
Outstanding, Ending	0.69
Exercisable, Ending	$ 0.69
Weighted-average Remaining Life (Years)
Outstanding	3 years 2 months 12 days
Exercisable	3 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Exercised
Forfeited or expired
Outstanding, Ending	$ 145,184
Exercisable, Ending	$ 145,184